Staff Retirement Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 D Age	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Minimum service duration to be eligible to Mandatory Provident Fund	60
Contribution made to Mandatory Provident Fund, based on staff's relevant income	5.00%
Maximum contribution per employee to Mandatory Provident Fund	$ 3
Retirement age of employees	65
Percentage of employer contributions for which staff are entitled	100.00%
Cost of employer contribution	$ 3,863	$ 2,317	$ 1,715
Local government of Wuxi
Defined Benefit Plan Disclosure [Line Items]
Percentage of salary required for contribution	20.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Age of employees to be eligible to Mandatory Provident Fund	18
Minimum | Local Government of Shenzhen
Defined Benefit Plan Disclosure [Line Items]
Percentage of salary required for contribution	10.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Age of employees to be eligible to Mandatory Provident Fund	64
Maximum | Local Government of Shenzhen
Defined Benefit Plan Disclosure [Line Items]
Percentage of salary required for contribution	11.00%